Note 9 - Stock Options and Warrants: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Schedule of Share-based Compensation, Stock Options, Activity

	Shares of Common Stock Exercisable Into
	Stock Options	Warrants	Total
Balance, January 1, 2013	1,700,000	707,500	2,407,500
Granted in 2013	-	-	-
Cancelled in 2013	-	-	-

Balance, December 31, 2013	1,700,000	707,500	2,407,500
Granted in 2014	10,000,000	-	10,000,000
Cancelled in 2014	(11,500,000)	(400,000)	(11,900,000)

Balance, December 31, 2014	200,000	307,500	507,500

Unaudited:

Granted in 2015	-	-	-
Cancelled in 2015	-	-	-

Balance, September 30, 2015	200,000	307,500	507,500